Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest and similar income	R$ 211,733,717	R$ 211,458,474	R$ 200,613,185
Interest and similar expenses	(144,279,153)	(156,376,055)	(130,801,913)
Net interest income	67,454,564	55,082,419	69,811,272
Fee and commission income	28,336,487	26,956,763	27,124,120
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss	(2,249,836)	10,895,796	819,355
Net gains on financial assets at fair value through other comprehensive income	1,031,353	1,841,022	2,663,816
Net gains on foreign currency transactions	2,704,502	262,501	1,816,918
Gross profit from insurance and pension plans	8,942,260	5,235,711	4,032,326
- Insurance and pension income	59,253,004	51,252,827	44,245,342
- Insurance and pension expenses	(50,310,744)	(46,017,116)	(40,213,016)
Other operating income	10,428,279	18,235,030	9,332,415
Expected loss on loans and advances	(26,636,777)	(30,176,989)	(26,346,068)
Expected loss on other financial assets	(889,156)	(1,940,035)	2,579,233
Personnel expenses	(22,277,310)	(20,814,458)	(19,889,052)
Other administrative expenses	(16,582,966)	(16,286,260)	(16,574,610)
Depreciation and amortization	(6,371,096)	(6,025,244)	(5,306,442)
Other operating income/(expenses)	(18,093,096)	(16,924,556)	(17,465,184)
Other operating expense	(90,850,401)	(92,167,542)	(83,002,123)
Income before income taxes and share of profit of associates and joint ventures	15,368,929	8,106,670	23,265,684
Share of profit of associates and joint ventures	1,531,585	2,101,681	1,355,926
Income before income taxes	16,900,514	10,208,351	24,621,610
Income tax benefit / (expense)	641,639	4,294,414	(3,164,840)
Net income	17,542,153	14,502,765	21,456,770
Attributable to shareholders:
Shareholders of the parent	17,252,900	14,251,329	21,223,264
Non-controlling interests	R$ 289,253	R$ 251,436	R$ 233,506
Basic and diluted earnings per share based on the weighted average number of shares outstanding (expressed in R$ per share):
– Earnings per common share	R$ 1.55	R$ 1.27	R$ 1.89
– Earnings per preferred share	R$ 1.71	R$ 1.41	R$ 2.09